Investment Objectives and Goals - Natixis Funds Trust I	Dec. 31, 2025
Mirova Global Megatrends Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mirova Global Megatrends Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Vaughan Nelson Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Vaughan Nelson Small Cap Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Natixis Oakmark International Fund
Prospectus [Line Items]
Risk/Return [Heading]	Natixis Oakmark International Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Natixis U.S. Equity Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Natixis U.S. Equity Opportunities Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.